Investment in Direct Financing Leases	12 Months Ended
Mar. 31, 2011
Investment in Direct Financing Leases

5. Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2010 and 2011 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Minimum lease payments receivable	¥840,453	¥927,607	$11,156
Estimated residual value	46,460	39,982	481
Initial direct costs	7,848	6,736	81
Unearned lease income	(138,280)	(143,472)	(1,726)

	¥756,481	¥830,853	$9,992

Minimum lease payments receivable are due in periodic installments through fiscal 2035. At March 31, 2011, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥288,962	$3,475
2013	216,623	2,605
2014	149,300	1,796
2015	84,905	1,021
2016	52,865	636
Thereafter	134,952	1,623

Total	¥927,607	$11,156

Gains and losses from the disposition of direct financing lease assets were not significant for fiscal 2009, 2010 and 2011.